Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 107	$ 134		$ 220	$ 262
(Discount) on Redemption of Long-Term Debt (Note 13)	(32)			(64)
Interest Expense – Lease Liabilities (Note 14)	20		$ 39	39
Unwinding of Discount on Decommissioning Liabilities (Note 17)	14	15		28	31
Other	5	7		15	13
Total	$ 114	$ 156		$ 238	$ 306